Summary of Significant Accounting Policies - Schedule of Cost of Revenue Related to Internet Service Charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue [Abstract]
Internet service charge	$ 192,048	$ 192,048	$ 556,590
Total	$ 192,048	$ 192,048	$ 556,590